Summary of Significant Accounting Policies (Estimated Useful Lives of Depreciable Properties (Estimated Economic Life)) (Details)	12 Months Ended
Mar. 31, 2011
Digital Switch Equipment (Including Wireless Telecommunications Equipment) [Member]
Property, plant and equipment, useful life, minimum, years	8
Property, plant and equipment, useful life, maximum, years	16
Cables [Member]
Property, plant and equipment, useful life, minimum, years	13
Property, plant and equipment, useful life, maximum, years	21
Tubes and Tunnels [Member]
Property, plant and equipment, useful life, average, years	50
Reinforced Concrete Buildings [Member]
Property, plant and equipment, useful life, minimum, years	42
Property, plant and equipment, useful life, maximum, years	56
Machinery, Vessels and Tools [Member]
Property, plant and equipment, useful life, minimum, years	3
Property, plant and equipment, useful life, maximum, years	26